Schedule of non-current financial assets at fair value (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Non-current financial assets
Dongguan YMA [member]
IfrsStatementLineItems [Line Items]
Non-current financial assets
Dongguan Forwell [member]
IfrsStatementLineItems [Line Items]
Non-current financial assets
Cycles Services Loire [Member]
IfrsStatementLineItems [Line Items]
Non-current financial assets